Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of components of accounts receivable, net
Components of accounts receivables are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Receivables for logistics and warehousing services rendered	233,457	239,633
Trade receivables (Note a)	2,482	190,694
Others (Note b)	258,154	192,025

Subtotal	494,093	622,352
Allowance for doubtful accounts:
Balance at beginning of the year	(19,961)	(34,965)
(Collected)/ Write-offs	(11,788)	1,506
Provision	(3,216)	(21,163)

Allowance as of the end of the year	(34,965)	(54,622)

Accounts receivables, net	459,128	567,730

Notes:

(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through installments.
(b)	Others mainly represent receivables from provision of rental, online promotion and advertising services and receivables from payment platform.